Employee benefits (Details 1) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current		$ 1,452	$ 1,289
Current net defined benefit liability		1,421	1,286
Non-current provisions for employee benefits	[1]	31	3
Employees variable compensation program [member]
IfrsStatementLineItems [Line Items]
Non-current		489	461
Accrued vacation pay [member]
IfrsStatementLineItems [Line Items]
Non-current		505	440
Salaries and related charges [member]
IfrsStatementLineItems [Line Items]
Non-current		327	270
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Non-current		$ 131	$ 118

[1]	Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive officers and the upper management